CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Other Non-current Assets
Loans to employees	$ 30.8	₽ 2,139.0	₽ 1,492.0
VAT reclaimable	8.9	626.0	638.0
Loans granted to third parties	5.8	402.0	849.0
Non-current content assets, net	4.8	335.0	29.0
Other receivables	1.1	73.0	57.0
Restricted cash	0.2	17.0	20.0
Loans granted to related parties (Note 17)	0.5	33.0	173.0
Interest receivable	0.1	5.0	43.0
Other non-current assets	2.6	178.0
Total other non-current assets	$ 54.8	₽ 3,808.0	₽ 3,301.0
U.S. dollar denominated | Maximum
Other Non-current Assets
Interest rate (as a percent)	2.00%	2.00%
RUB-denominated | Maximum
Other Non-current Assets
Interest rate (as a percent)	3.00%	3.00%